Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash on hand in banks	$ 325,409	$ 287,968	$ 383,114
Time deposits	2,935	8,590	166,616
Cash and cash equivalents	$ 328,344	$ 296,558	$ 549,730	$ 815,644